Income tax (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries		$ (5,116)	$ 11,154	$ 4,265
Permanent differences:
Inflation adjustment for tax purposes		(4,106)	(5,826)
Share of profit / (loss) of associates and joint ventures		1,724	(1,104)	(575)
Unrecognized tax loss carry-forwards	[1]	(3,094)	(4,255)	(4,016)
Expiration of tax loss carry-forwards		13		(164)
Provision for unrecoverability of tax loss carry-forwards		(1,997)	(3,184)	(1,945)
Changes in fair value of financial instruments and sale of shares		(1,684)	74	(720)
Change of tax rate		2,858	400	11,767
Non-taxable profit		150
Non-deductible expenses		(12)	(26)	(16)
Others		(638)	1,071	1,361
Inflation adjustment for accounting purposes		3,795	916	7
Income tax from continuing operations		$ (8,107)	$ (780)	$ 9,964

[1]	Corresponds mainly to holding companies in the Operations Center in Israel.